Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries - Non-controlling shareholders of subsidiaries (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Non-controlling shareholders of subsidiaries
Sales	$ 102,197	$ 102,189
Interest expense	688	444
Balances with non-controlling shareholders of subsidiaries
Accounts receivable-third parties	42,758		$ 40,176
Other payables, accruals and advance receipts	75,567		56,327
Other non-current liabilities	7,858		7,645
Non-controlling shareholders of subsidiaries
Non-controlling shareholders of subsidiaries
Sales	12,146	10,506
Purchases	6,397	8,113
Interest expense		$ 39
Dividend paid	1,282
Balances with non-controlling shareholders of subsidiaries
Accounts receivable-third parties	5,631		5,070
Accounts payable	4,132		4,960
Non-controlling shareholders of subsidiaries | Dividend payable
Balances with non-controlling shareholders of subsidiaries
Other payables, accruals and advance receipts			1,282
Non-controlling shareholders of subsidiaries | Loan
Balances with non-controlling shareholders of subsidiaries
Other non-current liabilities	$ 579		$ 579